================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6444

                          SMITH BARNEY INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                      Date of fiscal year end: November 30
                     Date of reporting period: May 31, 2004

================================================================================

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                               MID CAP CORE FUND

           STYLE PURE SERIES  |  SEMI-ANNUAL REPORT  |  MAY 31, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

            [PHOTO]                                     [PHOTO]

            Larry Weissman                        Susan Kempler
                  LARRY WEISSMAN,             SUSAN KEMPLER,
                  PORTFOLIO MANAGER           PORTFOLIO MANAGER

       Style Pure Series
 [GRAPHIC]

 Semi-Annual Report . May 31, 2004

 SMITH BARNEY
 MID CAP CORE FUND

      LARRY WEISSMAN, CFA

      Larry Weissman, CFA, has more than 19 years of securities business experience.

      Education: BS in Economics from Cornell University, MBA in Finance from Columbia University.

      SUSAN KEMPLER

      Susan Kempler has more than 16 years of securities business experience.

      Education: BS in Economics from Wharton School of Business, University of Pennsylvania.

      FUND OBJECTIVE

      The fund seeks long-term growth of capital by investing at least 80% of its assets in equity securities of medium-sized companies. Medium-sized companies are defined as companies whose market capitalizations are within the range of those in the S&P MidCap 400 Index at the time of the fund's investment.

      FUND FACT

      FUND INCEPTION
      -----------------
      September 1, 1998

      What's Inside

      Letter from the Chairman.......................................  1
      Schedule of Investments........................................  4
      Statement of Assets and Liabilities............................  9
      Statement of Operations........................................ 10
      Statements of Changes in Net Assets............................ 11
      Notes to Financial Statements.................................. 12
      Financial Highlights........................................... 17

                           LETTER FROM THE CHAIRMAN

Dear Shareholder,
During the six months ended May 31, 2004, most broad U.S. stock market indices posted strong gains. Stocks generally continued to outpace bonds with the international stock markets outpacing the U.S. stock market. For the period, large-capitalization stocks outperformed small- and mid-cap stocks.

In recent months, the economy has shown clear signs of improvement. We've seen employment statistics finally begin to accelerate and consumer spending has continued to be strong. The cyclical upswing appears to be gathering momentum and interest rates have bounced off the very low levels that were influenced by an accommodative Federal Reserve monetary policy. The market has recently come under significant pressure as the fears of higher interest rates and a slowing Chinese economy have curbed investors' enthusiasm for equities in spite of positive earnings surprises for the majority of companies.

As of the end of the period, our investment approach to the market was one of cautious enthusiasm. Corporate earnings and cash flows have continued to post surprises on the upside, and we have continued to seek out opportunities in sectors that we felt have low expectations built into their stock prices and valuations. The technology sector continued to be one of our focal points. Although past performance does not assure future results, in the past technology stocks have typically performed well later into an economic cycle. If this trend continues, these stocks could be poised to do well as the current economic expansion continues to march ahead.

Performance Review
Within this environment, the fund performed as follows: For the six months ended May 31, 2004, Class A shares of the Smith Barney Mid Cap Core Fund, excluding sales charges, returned 2.57%. These shares underperformed the fund's unmanaged benchmark the S&P MidCap 400 Index,/i/ which returned 5.47% for the same period. They also lagged the fund's Lipper mid-cap core funds category average, which returned 5.41%./1/

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended May 31, 2004, calculated among the 320 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

          1 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer



                             PERFORMANCE SNAPSHOT
                              AS OF MAY 31, 2004
                           (excluding sales charges)

                                           6 Months
Class A Shares                               2.57%
S&P MidCap 400 Index                         5.47%
Lipper Mid-Cap Core Funds Category Average   5.41%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A shares returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class 1 shares returned 2.66%, Class B shares returned 2.20%, Class C shares returned 2.20% and Class Y shares returned 2.87% over the six months ended May 31, 2004.

The fund's underperformance relative to its benchmark was primarily due to the outperformance of low-priced and highly volatile stocks that typically do not meet our investment standards. The fund seeks to invest in higher quality companies with good fundamentals and favorable longer-term outlooks. We are willing to adhere to this philosophy, even if it hampers returns in the short term as it did over the last six months, because we think it is the more prudent strategy for the long haul.

In terms of individual holdings, the largest contributors to the fund's performance over the last six months were PETsMART, Inc., a specialty retailer of pet services and products, Sierra Health Services, Inc., a provider and administrator of the delivery of managed care benefit plans, and Medicis Pharmaceutical Corp., a specialty pharmaceutical company. On the negative side, the largest detractors from fund performance over the last six months were Christopher & Banks Corp., a women's specialty apparel retailer, NPS Pharmaceuticals, Inc., a biopharmaceutical company and Integrated Device Technology, Inc., a designer, developer and manufacturer of semiconductor products.

At the end of May, the sectors of the fund that were the most overweighted versus its benchmark were industrials, technology and materials. The fund continues to emphasize these sectors. Our core approach continues to be based on investing in what we believe are leading companies across a broad cross section of sectors and industries. Our selection process focuses on companies that we perceive to have significant advantages and excellent competitive positions in the marketplace.

Special Shareholder Notice
On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

          2 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of May 31, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Marvel Enterprises, Inc. (2.75%), Ambac Financial Group Inc. (2.25%), Medicis Pharmaceutical Corp. (2.10%), Smurfit-Stone Container Corp. (1.98%), Mercury Interactive Corp. (1.90%), Murphy Oil Corp. (1.87%), Bowater Inc. (1.72%), The E.W. Scripps Co. (1.67%), PETsMART, Inc. (1.60%), and American Standard Cos. Inc. (1.59%). Please refer to pages 3 through 7 for a list and percentage breakdown of the fund's holdings.
The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of May 31, 2004 were: Industrials (20.7%); Consumer Discretionary (17.8%); Information Technology (16.3%); Financials (15.6%); Healthcare (10.0%). The fund's portfolio composition is subject to change at any time.
RISKS: Mid-cap stocks may be more volatile than large-cap stocks. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
/i/The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

          3 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                                MAY 31, 2004


  SHARES                    SECURITY                        VALUE
----------------------------------------------------------------------
COMMON STOCK -- 99.6%
CONSUMER DISCRETIONARY -- 17.8%
Hotels, Restaurants & Leisure -- 2.3%
   642,675 Boyd Gaming Corp.                           $    14,942,194
   220,400 CBRL Group, Inc.                                  7,107,900
   213,325 Landry's Restaurants, Inc.                        6,399,750
----------------------------------------------------------------------
                                                            28,449,844
----------------------------------------------------------------------
Household Durables -- 0.4%
   150,575 D.R. Horton, Inc.                                 4,351,618
----------------------------------------------------------------------
Leisure Equipment & Products -- 3.4%
 1,691,900 Marvel Enterprises, Inc.+                        34,345,570
   412,000 THQ Inc.+                                         8,689,080
----------------------------------------------------------------------
                                                            43,034,650
----------------------------------------------------------------------
Media -- 7.1%
   444,290 Emmis Communications Corp., Class A Shares+       9,685,522
   195,950 The E.W. Scripps Co., Class A Shares             20,841,242
   690,225 Harte-Hanks, Inc.                                15,951,100
 1,088,260 Imax Corp.+                                       6,050,726
   259,950 Meredith Corp.                                   13,636,977
   102,050 Pixar+                                            6,924,092
    16,785 Washington Post Co., Class B Shares              15,958,339
----------------------------------------------------------------------
                                                            89,047,998
----------------------------------------------------------------------
Specialty Retail -- 3.2%
   642,300 PETsMART, Inc.                                   19,969,107
   237,025 The Sports Authority, Inc.+                       8,082,552
   389,150 Williams-Sonoma, Inc.+                           12,433,342
----------------------------------------------------------------------
                                                            40,485,001
----------------------------------------------------------------------
Textiles & Apparel -- 1.4%
   191,864 Carter's, Inc.+                                   5,993,831
   117,425 Coach, Inc.+                                      5,120,904
   401,125 Tommy Hilfiger Corp.+                             6,097,100
----------------------------------------------------------------------
                                                            17,211,835
----------------------------------------------------------------------
           TOTAL CONSUMER DISCRETIONARY                    222,580,946
----------------------------------------------------------------------
CONSUMER STAPLES -- 3.5%
Food Products -- 2.4%
   188,925 Dean Foods Co.+                                   6,669,052
   374,465 The Hain Celestial Group, Inc.+                   6,628,030
   525,775 Hormel Foods Corp.                               16,430,469
----------------------------------------------------------------------
                                                            29,727,551
----------------------------------------------------------------------
Personal Products -- 1.1%
   300,142 Alberto-Culver Co.                               14,112,677
----------------------------------------------------------------------
           TOTAL CONSUMER STAPLES                           43,840,228
----------------------------------------------------------------------
ENERGY -- 6.5%
Energy Equipment & Services -- 3.7%
   326,050 GlobalSantaFe Corp.                               8,193,636
   300,825 Nabors Industries, Ltd.+                         12,454,155
   205,000 Smith International, Inc.+                       10,235,650
   360,275 Weatherford International Ltd.+                  14,955,015
----------------------------------------------------------------------
                                                            45,838,456
----------------------------------------------------------------------

                      See Notes to Financial Statements.

          4 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004


  SHARES                       SECURITY                          VALUE
---------------------------------------------------------------------------
Oil & Gas -- 2.8%
   357,800 Murphy Oil Corp.                                 $    23,350,028
   248,180 Newfield Exploration Co.+                             12,346,955
---------------------------------------------------------------------------
                                                                 35,696,983
---------------------------------------------------------------------------
           TOTAL ENERGY                                          81,535,439
---------------------------------------------------------------------------
FINANCIALS -- 15.6%
Banks -- 3.5%
   301,275 Banknorth Group, Inc.                                  9,923,999
   232,350 Comerica Inc.                                         13,153,334
   333,275 New York Community Bancorp, Inc.                       7,805,300
   220,700 Zions Bancorp.                                        13,528,910
---------------------------------------------------------------------------
                                                                 44,411,543
---------------------------------------------------------------------------
Diversified Financials -- 4.5%
   223,000 The Bear Stearns Cos. Inc.                            18,076,380
   416,800 Investors Financial Services Corp.                    16,305,216
   461,300 Providian Financial Corp.+                             6,273,680
   402,900 SLM Corp.                                             15,443,157
---------------------------------------------------------------------------
                                                                 56,098,433
---------------------------------------------------------------------------
Insurance -- 7.6%
   405,797 Ambac Financial Group, Inc.                           28,060,863
    72,650 Everest Re Group, Ltd.                                 5,946,402
   292,350 IPC Holdings, Ltd.                                    10,875,420
   301,000 Lincoln National Corp.                                14,294,490
   443,125 Old Republic International Corp.                      10,085,525
   206,400 PartnerRe Ltd.                                        11,533,632
   409,000 Willis Group Holdings Ltd.                            14,584,940
---------------------------------------------------------------------------
                                                                 95,381,272
---------------------------------------------------------------------------
           TOTAL FINANCIALS                                     195,891,248
---------------------------------------------------------------------------
HEALTHCARE -- 10.0%
Biotechnology -- 3.0%
   274,105 Gilead Sciences, Inc.+                                17,942,913
   616,575 NPS Pharmaceuticals, Inc.+                            13,385,843
    80,325 OSI Pharmaceuticals, Inc.+                             6,583,437
---------------------------------------------------------------------------
                                                                 37,912,193
---------------------------------------------------------------------------
Healthcare Equipment & Supplies -- 2.7%
   396,925 DENTSPLY International Inc.                           19,612,064
    85,725 Fisher Scientific International, Inc.+                 4,921,472
   117,175 Varian Medical Systems, Inc.+                          9,713,808
---------------------------------------------------------------------------
                                                                 34,247,344
---------------------------------------------------------------------------
Healthcare Providers & Services -- 2.2%
   286,575 Sierra Health Services, Inc.+                         12,262,544
   334,725 Universal Health Services, Inc., Class B Shares+      14,731,247
---------------------------------------------------------------------------
                                                                 26,993,791
---------------------------------------------------------------------------
Pharmaceuticals -- 2.1%
   618,025 Medicis Pharmaceutical Corp., Class A Shares          26,154,818
---------------------------------------------------------------------------
           TOTAL HEALTHCARE                                     125,308,146
---------------------------------------------------------------------------

                      See Notes to Financial Statements.

          5 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004


  SHARES               SECURITY                   VALUE
------------------------------------------------------------
INDUSTRIALS -- 20.7%
Aerospace & Defense -- 1.8%
   299,210 Alliant Techsystems Inc.+         $    18,326,612
    68,500 L-3 Communications Holdings, Inc.       4,366,190
------------------------------------------------------------
                                                  22,692,802
------------------------------------------------------------
Airlines -- 0.3%
   135,600 JetBlue Airways Corp.+                  3,907,992
------------------------------------------------------------
Building Products -- 1.6%
   528,150 American Standard Cos. Inc.+           19,816,188
------------------------------------------------------------
Commercial Services & Supplies -- 4.1%
   840,150 Allied Waste Industries, Inc.+         11,140,389
   274,675 DST Systems, Inc.+                     13,195,387
   234,225 Laureate Education Inc.+                8,600,742
   386,875 Manpower Inc.                          18,473,281
------------------------------------------------------------
                                                  51,409,799
------------------------------------------------------------
Construction & Engineering -- 0.8%
   227,845 Jacobs Engineering Group Inc.+         10,161,887
------------------------------------------------------------
Industrial Conglomerates -- 1.2%
   265,875 Carlisle Cos. Inc.                     15,604,204
------------------------------------------------------------
Machinery -- 5.3%
   237,300 Eaton Corp.                            13,846,455
   239,350 Kennametal Inc.                        10,196,310
   267,725 Navistar International Corp.+          10,160,164
   695,200 Pall Corp.                             16,809,936
   444,900 Rockwell Automation, Inc.              15,064,314
------------------------------------------------------------
                                                  66,077,179
------------------------------------------------------------
Road & Rail -- 2.9%
   446,625 C.H. Robinson Worldwide, Inc.          18,570,668
   739,100 Heartland Express Inc.                 17,901,002
------------------------------------------------------------
                                                  36,471,670
------------------------------------------------------------
Trading Companies & Distributors -- 2.7%
   220,340 CDW Corp.                              15,481,088
   351,200 Fastenal Co.                           18,178,112
------------------------------------------------------------
                                                  33,659,200
------------------------------------------------------------
           TOTAL INDUSTRIALS                     259,800,921
------------------------------------------------------------
INFORMATION TECHNOLOGY -- 16.3%
Communications Equipment -- 1.5%
 1,148,850 3Com Corp.+                             7,433,060
   409,475 Avaya Inc.+                             6,481,989
   249,750 Juniper Networks, Inc.+                 5,222,272
------------------------------------------------------------
                                                  19,137,321
------------------------------------------------------------
Computers & Peripherals -- 1.5%
   545,460 Electronics for Imaging, Inc.+         15,141,970
   189,000 PalmOne, Inc.+                          4,012,470
------------------------------------------------------------
                                                  19,154,440
------------------------------------------------------------

                      See Notes to Financial Statements.

          6 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004


  SHARES                    SECURITY                        VALUE
----------------------------------------------------------------------
Electronic Equipment & Instruments -- 3.0%
   471,415 Celestica, Inc., Subordinate Voting Shares+ $     8,862,602
   199,775 Diebold, Inc.                                     9,814,946
   591,550 Thermo Electron Corp.+                           18,207,909
----------------------------------------------------------------------
                                                            36,885,457
----------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.3%
   248,175 Actel Corp.+                                      4,953,573
   327,425 Cymer, Inc.+                                     12,049,240
 1,202,685 Integrated Device Technology, Inc.+              17,535,147
   161,650 International Rectifier Corp.+                    7,156,246
----------------------------------------------------------------------
                                                            41,694,206
----------------------------------------------------------------------
Software -- 7.0%
   343,700 Amdocs Ltd.+                                      8,482,516
   300,800 BEA Systems, Inc.+                                2,595,904
   494,135 Mercury Interactive Corp.+                       23,688,832
 1,227,100 Quest Software, Inc.+                            16,332,701
   966,400 Siebel Systems, Inc.+                            10,437,120
   431,500 Synopsys, Inc.+                                  12,772,400
   501,500 VERITAS Software Corp.+                          13,339,900
----------------------------------------------------------------------
                                                            87,649,373
----------------------------------------------------------------------
           TOTAL INFORMATION TECHNOLOGY                    204,520,797
----------------------------------------------------------------------
MATERIALS -- 6.3%
Chemicals -- 0.6%
   117,825 Minerals Technologies Inc.                        6,774,938
----------------------------------------------------------------------
Containers & Packaging -- 2.0%
 1,363,055 Smurfit-Stone Container Corp.+                   24,753,079
----------------------------------------------------------------------
Metals & Mining -- 2.0%
   291,230 Compass Minerals International, Inc.              5,687,722
   412,875 Glamis Gold Ltd.+                                 6,928,043
   198,575 Inco Ltd.+                                        6,411,987
   398,975 Placer Dome Inc.                                  6,220,020
----------------------------------------------------------------------
                                                            25,247,772
----------------------------------------------------------------------
Paper & Forest Products -- 1.7%
   508,325 Bowater Inc.                                     21,466,565
----------------------------------------------------------------------
           TOTAL MATERIALS                                  78,242,354
----------------------------------------------------------------------
UTILITIES -- 2.9%
Electric Utilities -- 0.8%
   313,300 Wisconsin Energy Corp.                            9,966,073
----------------------------------------------------------------------
Gas Utilities -- 0.9%
   569,500 Southern Union Co.+                              11,458,340
----------------------------------------------------------------------
Water Utilities -- 1.2%
   723,087 Aqua America, Inc.                               14,360,508
----------------------------------------------------------------------
           TOTAL UTILITIES                                  35,784,921
----------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $1,100,372,946)                      1,247,505,000
----------------------------------------------------------------------

                      See Notes to Financial Statements.

          7 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004


   FACE
  AMOUNT                                             SECURITY                                               VALUE
----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.4%
$5,126,000 UBS Financial Services dated 5/28/04, 0.970% due 6/1/04; Proceeds at maturity -- $5,126,552;
             (Fully collateralized by U.S. Treasury Bills, due 9/23/04 to 11/18/04;
             Market value -- $5,228,521) (Cost -- $5,126,000)                                           $    5,126,000
----------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $1,105,498,946**)                                                                   $1,252,631,000
----------------------------------------------------------------------------------------------------------------------

+ Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          8 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    MAY 31, 2004


ASSETS:
  Investments, at value (Cost -- $1,105,498,946)             $1,252,631,000
  Cash                                                                  872
  Receivable for securities sold                                  4,816,217
  Receivable for Fund shares sold                                   848,079
  Dividends and interest receivable                                 768,189
---------------------------------------------------------------------------
  Total Assets                                                1,259,064,357
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                9,436,339
  Payable for Fund shares reacquired                              1,089,004
  Management fee payable                                            776,154
  Distribution plan fees payable                                    257,212
  Accrued expenses                                                  253,273
---------------------------------------------------------------------------
  Total Liabilities                                              11,811,982
---------------------------------------------------------------------------
Total Net Assets                                             $1,247,252,375
---------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                 $       62,836
  Capital paid in excess of par value                         1,087,634,837
  Accumulated net investment loss                                (5,294,383)
  Accumulated net realized gain from investment
   transactions and futures contracts                            17,717,031
  Net unrealized appreciation of investments                    147,132,054
---------------------------------------------------------------------------
Total Net Assets                                             $1,247,252,375
---------------------------------------------------------------------------
Shares Outstanding:
  Class 1                                                           274,823
----------------------------------------------------------------------------
  Class A                                                        18,309,809
----------------------------------------------------------------------------
  Class B                                                        21,831,976
----------------------------------------------------------------------------
  Class C                                                        18,143,494
----------------------------------------------------------------------------
  Class Y                                                         4,275,469
----------------------------------------------------------------------------
Net Asset Value:
  Class 1 (and redemption price)                                     $20.44
----------------------------------------------------------------------------
  Class A (and redemption price)                                     $20.37
----------------------------------------------------------------------------
  Class B *                                                          $19.50
----------------------------------------------------------------------------
  Class C *                                                          $19.50
----------------------------------------------------------------------------
  Class Y (and redemption price)                                     $20.81
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class 1 (net asset value plus 9.29% of net asset value
   per share)                                                        $22.34
----------------------------------------------------------------------------
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $21.44
---------------------------------------------------------------------------

 *Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00%
  CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

          9 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)       FOR THE SIX MONTHS ENDED MAY 31, 2004


INVESTMENT INCOME:
  Dividends                                                   $  5,037,725
  Interest                                                          61,409
  Less: Foreign withholding tax                                     (2,992)
-------------------------------------------------------------------------
  Total Investment Income                                        5,096,142
-------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                        4,765,159
  Distribution plan fees (Note 6)                                4,486,666
  Transfer agency services (Note 6)                                950,864
  Shareholder communications (Note 6)                               54,433
  Registration fees                                                 41,272
  Custody                                                           41,080
  Audit and legal                                                   24,200
  Trustees' fees                                                    20,281
  Other                                                              6,570
-------------------------------------------------------------------------
  Total Expenses                                                10,390,525
-------------------------------------------------------------------------
Net Investment Loss                                             (5,294,383)
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Gain From:
   Investment transactions                                      79,233,175
   Futures contracts                                             1,269,872
-------------------------------------------------------------------------
  Net Realized Gain                                             80,503,047
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
   Beginning of period                                         193,065,408
   End of period                                               147,132,054
-------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                      (45,933,354)
-------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                   34,569,693
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 29,275,310
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

          10 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended May 31, 2004 (unaudited) and the Year Ended November 30, 2003

                                                        2004            2003
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                              $   (5,294,383) $   (8,790,021)
  Net realized gain                                    80,503,047      88,345,624
  Increase (decrease) in net unrealized
   appreciation                                       (45,933,354)    121,106,464
---------------------------------------------------------------------------------
  Increase in Net Assets From Operations               29,275,310     200,662,067
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                     97,686,482     175,636,113
  Cost of shares reacquired                          (124,684,467)   (177,862,442)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                       (26,997,985)     (2,226,329)
---------------------------------------------------------------------------------
Increase in Net Assets                                  2,277,325     198,435,738

NET ASSETS:
  Beginning of period                               1,244,975,050   1,046,539,312
---------------------------------------------------------------------------------
  End of period*                                   $1,247,252,375  $1,244,975,050
---------------------------------------------------------------------------------
* Includes accumulated net investment loss of:        $(5,294,383)             --
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          11 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Smith Barney Mid Cap Core Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Classic Values Fund and Smith Barney S&P 500 Index Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices. Investments in securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value;
(d) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount is recorded on an accrual basis; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The Fund may from time to time enter into futures contracts in order to hedge market or currency risk.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of Fund's the average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible

          12 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended May 31, 2004, the Fund paid transfer agent fees of $619,861 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

On February 2, 2004, initial sales charges on Class L shares were eliminated. On April 29, 2004, the Fund's Class L Shares were renamed as Class C shares.

There are maximum initial sales charges of 8.50% and 5.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2004, CGM and its affiliates received sales charges of approximately $7,000, $833,000 and $69,000 on sales of the Fund's Class 1, Class A and C shares, respectively. In addition, for the six months ended May 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

                                    Class A Class B  Class C
------------------------------------------------------------
CDSCs                               $1,000  $403,000 $10,000
------------------------------------------------------------

For the six months ended May 31, 2004, CGM and its affiliates received brokerage commissions of $38,515.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended May 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:


------------------------------------------------
Purchases                           $643,055,622
------------------------------------------------
Sales                                622,880,800
------------------------------------------------

At May 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------
Gross unrealized appreciation       $187,999,694
Gross unrealized depreciation        (40,867,640)
------------------------------------------------
Net unrealized appreciation         $147,132,054
------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          13 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

5. Futures Contracts
Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to the broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to typically hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

For the six months ended May 31, 2004, the Fund did not have any open futures contracts.

6. Class Specific Expenses
Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets of each class, respectively. The Fund also pays a distribution fee with respect to Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended May 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                 Class A   Class B    Class C
-------------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees                $464,907 $2,206,137 $1,815,622
-------------------------------------------------------------------------------

For the six months ended May 31, 2004, total Transfer Agency Service expenses were as follows:

                                     Class 1 Class A  Class B  Class C  Class Y
------------------------------------------------------------------------------
Transfer Agency Service Expenses     $8,270  $281,359 $345,573 $315,431  $231
------------------------------------------------------------------------------

For the six months ended May 31, 2004, total Shareholder Communication expenses were as follows:

                                         Class 1 Class A Class B Class C Class Y
-------------------------------------------------------------------------------
Shareholder Communication Expenses        $380   $15,556 $24,179 $14,215  $103
-------------------------------------------------------------------------------

7. Shares of Beneficial Interest
At May 31, 2004, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

          14 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

Transactions in shares of each class were as follows:

                         Six Months Ended             Year Ended
                           May 31, 2004            November 30, 2003
                     ------------------------  ------------------------
                       Shares       Amount       Shares       Amount
------------------------------------------------------------------------
Class 1
Shares sold              21,020  $    432,722      39,433  $    650,527
Shares reacquired       (12,875)     (264,764)    (41,495)     (696,455)
-----------------------------------------------------------------------
Net Increase
 (Decrease)               8,145  $    167,958      (2,062) $    (45,928)
-----------------------------------------------------------------------
Class A
Shares sold           2,289,600  $ 46,824,439   4,169,020  $ 70,659,309
Shares reacquired    (1,907,428)  (38,871,248) (2,835,088)  (47,941,997)
-----------------------------------------------------------------------
Net Increase            382,172  $  7,953,191   1,333,932  $ 22,717,312
-----------------------------------------------------------------------
Class B
Shares sold           1,118,720  $ 21,956,801   3,069,209  $ 49,776,046
Shares reacquired    (2,428,473)  (47,465,105) (4,401,914)  (70,836,097)
-----------------------------------------------------------------------
Net Decrease         (1,309,753) $(25,508,304) (1,332,705) $(21,060,051)
-----------------------------------------------------------------------
Class C*
Shares sold           1,407,197  $ 27,577,069   3,282,244  $ 53,938,276
Shares reacquired    (1,906,430)  (37,188,878) (3,301,880)  (53,206,815)
-----------------------------------------------------------------------
Net Increase
 (Decrease)            (499,233) $ (9,611,809)    (19,636) $    731,461
-----------------------------------------------------------------------
Class Y
Shares sold              42,650  $    895,451      34,017  $    611,955
Shares reacquired       (42,850)     (894,472)   (318,781)   (5,181,078)
-----------------------------------------------------------------------
Net Increase
 (Decrease)                (200) $        979    (284,764) $ (4,569,123)
-----------------------------------------------------------------------

*On April 29, 2004, Class L shares were renamed as Class C shares.

8. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.


          15 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

9. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

          16 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class 1 Shares                           2004/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)(3)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $19.91      $16.60    $18.70    $19.91     $25.17
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)               (0.03)      (0.08)    (0.09)     0.03       0.04
 Net realized and unrealized gain (loss)     0.56        3.39     (2.01)    (1.24)     (3.97)
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.53        3.31     (2.10)    (1.21)     (3.93)
----------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                            --          --        --        --      (1.33)
----------------------------------------------------------------------------------------------
Total Distributions                            --          --        --        --      (1.33)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $20.44      $19.91    $16.60    $18.70     $19.91
----------------------------------------------------------------------------------------------
Total Return                                 2.66%++    19.94%   (11.23)%   (6.08)%   (16.23)%++
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $5,617      $5,309    $4,461    $4,284     $3,542
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.08%+      1.27%     1.25%     0.89%      0.88%+
 Net investment income (loss)               (0.28)+     (0.44)    (0.49)     0.15       0.72+
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        50%        104%       87%       49%        69%
----------------------------------------------------------------------------------------------

(1)For the six months ended May 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period September 12, 2000 (inception date) to November 30, 2000.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

          17 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                               2004/(1)(2)/   2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $19.86         $16.55      $18.63      $19.89      $17.74      $13.63
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                  (0.04)         (0.07)      (0.08)      (0.02)       0.07        0.04
 Net realized and unrealized gain (loss)        0.55           3.38       (2.00)      (1.24)       3.55        4.63
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.51           3.31       (2.08)      (1.26)       3.62        4.67
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            --             --          --          --          --       (0.01)
 Net realized gains                               --             --          --          --       (1.47)      (0.55)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                               --             --          --          --       (1.47)      (0.56)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $20.37         $19.86      $16.55      $18.63      $19.89      $17.74
-----------------------------------------------------------------------------------------------------------------
Total Return                                    2.57%++       20.00%     (11.16)%     (6.33)%     19.59%      34.36%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $373,046       $355,954    $274,613    $301,707    $282,739    $130,534
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       1.18%+         1.22%       1.19%       1.16%       1.15%       1.16%
 Net investment income (loss)                  (0.38)+        (0.39)      (0.43)      (0.12)       0.31        0.21
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           50%           104%         87%         49%         69%         61%
-----------------------------------------------------------------------------------------------------------------

Class B Shares                            2004/(1)(2)/    2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $19.08         $16.02      $18.16      $19.54      $17.58      $13.60
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                           (0.11)         (0.18)      (0.20)      (0.17)      (0.10)      (0.09)
 Net realized and unrealized gain (loss)        0.53           3.24       (1.94)      (1.21)       3.53        4.62
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.42           3.06       (2.14)      (1.38)       3.43        4.53
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                               --             --          --          --       (1.47)      (0.55)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                               --             --          --          --       (1.47)      (0.55)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $19.50         $19.08      $16.02      $18.16      $19.54      $17.58
-----------------------------------------------------------------------------------------------------------------
Total Return                                    2.20%++       19.10%     (11.78)%     (7.06)%     18.68%      33.43%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $425,775       $441,492    $391,990    $456,946    $456,844    $245,317
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       1.94%+         1.94%       1.91%       1.94%       1.90%       1.90%
 Net investment loss                           (1.14)+        (1.11)      (1.15)      (0.89)      (0.44)      (0.54)
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           50%           104%         87%         49%         69%         61%
-----------------------------------------------------------------------------------------------------------------

(1)For the six months ended May 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

          18 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares/(1)/                         2004/(2)(3)/   2003/(3)/   2002/(3)/   2001/(3)/   2000/(3)/   1999/(3)(4)/
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $19.08        $16.02      $18.16      $19.54      $17.57       $13.60
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                           (0.11)        (0.18)      (0.20)      (0.16)      (0.10)       (0.09)
 Net realized and unrealized gain (loss)        0.53          3.24       (1.94)      (1.22)       3.54         4.61
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.42          3.06       (2.14)      (1.38)       3.44         4.52
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                               --            --          --          --       (1.47)       (0.55)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                               --            --          --          --       (1.47)       (0.55)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $19.50        $19.08      $16.02      $18.16      $19.54       $17.57
-------------------------------------------------------------------------------------------------------------------
Total Return                                    2.20%++      19.10%     (11.78)%     (7.06)%     18.75%       33.35%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $353,858      $355,703    $298,914    $341,072    $305,297     $167,671
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       1.95%+        1.93%       1.94%       1.90%       1.90%        1.90%
 Net investment loss                           (1.15)+       (1.10)      (1.18)      (0.86)      (0.44)       (0.54)
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           50%          104%         87%         49%         69%          61%
-------------------------------------------------------------------------------------------------------------------

Class Y Shares                            2004/(2)(3)/   2003/(3)/   2002/(3)/   2001/(3)/   2000/(3)/   1999/(3)(4)/
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $20.23        $16.79      $18.82      $20.02      $17.78       $13.65
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                   0.00*         0.01       (0.00)*      0.05        0.14         0.08
 Net realized and unrealized gain (loss)        0.58          3.43       (2.03)      (1.25)       3.57         4.61
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.58          3.44       (2.03)      (1.20)       3.71         4.69
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            --            --          --          --          --        (0.01)
 Net realized gains                               --            --          --          --       (1.47)       (0.55)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                               --            --          --          --       (1.47)       (0.56)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $20.81        $20.23      $16.79      $18.82      $20.02       $17.78
-------------------------------------------------------------------------------------------------------------------
Total Return                                    2.87%++     20.49 %     (10.79)%     (5.99)%     20.06%       34.49%++
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $88,956       $86,517     $76,561    $106,392    $123,489     $112,075
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       0.77%+        0.76%       0.77%       0.78%       0.82%        0.82%+
 Net investment income (loss)                   0.03+         0.07       (0.02)       0.28        0.63         0.50+
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           50%          104%         87%         49%         69%          61%
-------------------------------------------------------------------------------------------------------------------

(1)On April 29, 2004, Class L shares were renamed as Class C shares.
(2)For the six months ended May 31, 2004 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.
(4)For the period December 3, 1998 (inception date) to November 30, 1999.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Amount represents less than $0.01 per share.

          19 Smith Barney Mid Cap Core Fund | 2004 Semi-Annual Report

                                 SMITH BARNEY
                               MID CAP CORE FUND



          TRUSTEES                      INVESTMENT MANAGER
          Dwight B. Crane               Smith Barney Fund
          Burt N. Dorsett                 Management LLC
          R. Jay Gerken, CFA
            Chairman                    DISTRIBUTORS
          Elliot S. Jaffe               Citigroup Global Markets Inc.
          Stephen E. Kaufman            PFS Distributors, Inc.
          Joseph J. McCann*
          Cornelius C. Rose, Jr.        CUSTODIAN
                                        State Street Bank and
          OFFICERS                        Trust Company
          R. Jay Gerken, CFA
          President and                 TRANSFER AGENT
          Chief Executive Officer       Citicorp Trust Bank, fsb.
                                        125 Broad Street, 11th Floor
          Andrew B. Shoup               New York, New York 10004
          Senior Vice President,
          Chief Administrative Officer, SUB-TRANSFER AGENTS
          Treasurer and                 PFPC Inc.
          Chief Financial Officer **    P.O. Box 9699
                                        Providence, Rhode Island
          Lawrence B. Weissman, CFA     02940-9699
          Vice President and
          Investment Officer            Primerica Shareholder Services
                                        P.O. Box 9662
          Susan Kempler                 Providence, Rhode Island
          Vice President and            02940-9662
          Investment Officer

          Andrew Beagley
          Chief Anti-Money Laundering
          Compliance Officer

          Kaprel Ozsolak
          Controller

          Robert I. Frenkel
          Secretary and
          Chief Legal Officer

  ------
   * Mr. McCann was elected Trustee Emeritus on June 30, 2004.
   **Treasurer and Chief Financial Officer as of June 24, 2004.

   Smith Barney Investment Trust



   Smith Barney Mid Cap Core Fund
   The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.





   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.


 This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Mid Cap Core Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY MID CAP CORE FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD01675 7/04                                                            04-6888

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)      Not applicable.

(b)      Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY INVESTMENT TRUST

By:   /s/ R. Jay Gerken
      ----------------------------------
      R. Jay Gerken
      Chief Executive Officer of
      SMITH BARNEY INVESTMENT TRUST

Date: August 9, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      ----------------------------------
      R. Jay Gerken
      Chief Executive Officer of
      SMITH BARNEY INVESTMENT TRUST

Date: August 9, 2004

By:   /s/ ANDREW B. SHOUP
      ----------------------------------
      Andrew B. Shoup
      Chief Financial Officer of
      SMITH BARNEY INVESTMENT TRUST

Date: August 9, 2004